GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.4%
Alabama – 2.1%
Alabama Federal Aid Highway Finance Authority Special Obligation RB Series 2015 (NR/AAA)
$120,000	3.000%	09/01/2028	$ 119,401
Alabama Public School and College Authority Tax Exempt Capital improvement and RB, Series 2020-A (Aa1/AA)
50,000	5.000	11/01/2026	53,327
50,000	5.000	11/01/2031	57,196
50,000	5.000	11/01/2034	56,841
50,000	5.000	11/01/2035	56,393
65,000	4.000	11/01/2036	66,240

			409,398

Alaska – 0.3%
Municipality of Anchorage, Alaska 2014 GO Refunding Bonds Series B (NR/AA)
60,000	5.000	09/01/2024	61,233

Arizona – 0.6%
Arizona Health Facilities Authority RB Series 2014A (A2/NR)
50,000	5.000	12/01/2024	51,062
City of Mesa Utility Systems Revenue Refunding Bonds Series 2019C (Aa2/AA-)
60,000	5.000	07/01/2034	66,763

			117,825

Arkansas – 0.3%
City of Fort Smith Water and Sewer Refunding and Construction RB Series 2018 (NR/A)
50,000	5.000	10/01/2030	54,070

California – 10.7%
California Health Facilities Financing Authority RB (Common spirit Health) Series 2020A (Baa1/A-)
55,000	5.000	04/01/2033	59,649
California Health Facilities Financing Authority RB Series 2013A (NR/A-)
60,000	4.000	03/01/2033	58,802
California Health Facilities Financing Authority, Refunding RB (Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
50,000	3.500	11/15/2034	49,406
California Infrastructure and Economic Development Bank Lease RB (California State Teachers Retirement System Headquarters Expansion) Green Bond Series 2019 (NR/A+)
50,000	5.000	08/01/2035	55,417
California Infrastructure and Economic Development Bank, California Clean Water and Drinking Water State Revolving Fund RB Breen Bond Series 2023 (Aaa/AAA)
50,000	5.000	10/01/2028	55,938
City of Los Angeles Department of Water and Power Water System RB 2017 Series A (Aa2/AA+)
50,000	5.000	07/01/2033	53,830

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Department of Water and Power of the City of Los Angeles RB Series 2018 D (Aa2/AA-)
$70,000	5.000%		07/01/2034	$ 77,243
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue Enhanced Asset Backed Bonds 2005A (Aa3/A+)
100,000	0.000	(a)	06/01/2024	96,799
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds 2015A (Aa3/A+)
20,000	4.000		06/01/2031	20,438
Los Angeles County Metropolitan Transportation Authority Proposition C Sales Tax RB Senior Bonds Series 2013B (NR/AAA)
50,000	5.000		07/01/2025	50,060
Los Angeles Unified School District 2014 GO Refunding Bond Series D (Aa3/AA-)
80,000	5.000		07/01/2025	83,316
Los Angeles Unified School District GO Bonds, Measure Q Series C (Aa3/NR)
50,000	5.000		07/01/2025	50,971
Palomar Community College District 2015 GO Refunding Bonds (AA2/AA)
80,000	5.000		05/01/2030	83,064
San Bernadino Community College District, San Bernardino and Riverside Counties Election of 2002 GO Bonds Series D (Aa1/AA)
50,000	0.000	(a)	08/01/2032	36,215
San Diego Unified School District 2015 GO Refunding Bonds Dedicated Unlimited Ad Valorem Property Tax Bonds Series R-4 (Aa2/AA-)
80,000	5.000		07/01/2025	83,349
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
50,000	0.000	(a)	07/01/2031	38,184
San Francisco Bay Area Rapid Transit District GO Bonds Election of 2016 2017 Series A-1 Green Bonds (Aaa/A+)
50,000	5.000		08/01/2031	54,850
45,000	4.000		08/01/2036	46,210
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Bonds 2015 Refunding Series A (NR/AA+)
50,000	5.000		07/01/2027	52,141
San Jose Evergreen California Community College District GO Bonds Election of 2004 B (Aa1/AA+)
50,000	0.000	(a)	09/01/2031	37,741
State of California GO Various Purpose Bonds (Aa2/AA-)
50,000	5.000		03/01/2030	57,058
120,000	5.000		11/01/2031	137,771
50,000	5.000		03/01/2032	56,985
50,000	5.000		11/01/2032	55,654
50,000	5.000		03/01/2034	56,822
State of California GO Various Purpose Refunding Bonds (Aa2/AA-)
50,000	5.000		11/01/2030	54,493
50,000	5.000		11/01/2032	59,375

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
State of California Tax Exempt Various Purpose GO Refunding Bonds (Aa2/AA-)
$110,000	5.000%		09/01/2028	$ 115,047
60,000	5.000		10/01/2028	66,778
State Public Works Board of the State of California Lease Revenue Refunding Bonds 2015 Series G (Aa3/A+)
60,000	5.000		05/01/2025	62,275
The Metropolitan Water District of Southern California Water Revenue Bonds 2015 Authorization Series A (Aa1/AAA)
100,000	5.000		07/01/2024	101,973
The Regents of the University of California General Revenue Bonds 2017 Series AY (AA2/AA)
70,000	5.000		05/15/2032	76,073
Trustees of the California State University System Wide RB Series 2015A (Aa2/AA-)
50,000	5.000		11/01/2032	52,278
WM S Hart High School District GO Bonds Election 2001 2005 B (Aa2/AA)
50,000	0.000	(a)	09/01/2029	40,454

				2,136,659

Colorado – 1.5%
Colorado Health Facilities Authority Hospital RB Series 2015 (NR/A+)
50,000	5.000		01/15/2035	51,696
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
50,000	5.000		11/01/2034	53,968
State of Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation Series 2014 A (Aa2/AA-)
80,000	5.000		11/01/2025	83,563
The Regents of The University of Colorado University Enterprise Revenue and Refunding Bonds Series 2014A (Aa1/NR)
100,000	5.000		06/01/2027	101,586

				290,813

Connecticut – 2.8%
Connecticut State Health & Educational Facilities Authority RB Quinnipiac University Issue Series L (A3/A-)
65,000	5.000		07/01/2032	66,946
State of Connecticut GO Bonds (Aa3/AA-)
50,000	5.000		11/15/2030	52,143
50,000	5.000		11/15/2032	52,012
State of Connecticut GO Bonds 2013 Series C (Aa3/AA-)
100,000	4.000		07/15/2028	100,076
State of Connecticut GO Bonds 2015 Series A (Aa3 /AA-)
60,000	4.000		03/15/2032	60,655
State of Connecticut GO Refunding Bonds Series 2016 B (Aa3/AA-)
50,000	5.000		05/15/2027	52,737
State of Connecticut Tax Exempt GO Bonds Series 2018 E (Aa3/AA-)
50,000	5.000		09/15/2025	52,023
State of Connecticut Tax Exempt GO Bonds 2018 Series E (Aa3/AA-)
70,000	5.000		09/15/2034	76,518

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
University of Connecticut GO Bonds Series 2013 A (Aa3/AA-)
$50,000	4.000%	08/15/2029	$ 50,008

			563,118

Delaware – 0.4%
The State of Delaware GO Refunding Bonds Series 2017A (Aaa/AAA)
67,000	5.000	01/01/2028	73,403

District of Columbia – 1.9%
District of Columbia Hospital RB Refunding Children’s Hospital Obligated Group Issue Series 2015 (A1/NR)
50,000	5.000	07/15/2031	51,886
District of Columbia Washington D.C. GO Bonds Series 2015B (Aaa/AA+)
60,000	5.000	06/01/2026	62,128
District of Columbia Washington D.C. GO Bonds Series 2017D (Aaa/AA+)
100,000	4.000	06/01/2033	103,075
District of Columbia Washington D.C. GO Bonds Series 2021D (Aaa/AA+)
50,000	5.000	02/01/2029	55,762
District of Columbia Washington D.C. Income Tax Secured RB Series 2019A Tax Exempt (Aa1/AAA)
50,000	5.000	03/01/2028	54,862
50,000	5.000	03/01/2030	56,608

			384,321

Florida – 5.5%
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017 (A1/A+)
60,000	5.000	10/01/2032	64,391
City of Jacksonville Transportation RB Refunding Series 2015 (Aa3/AA-)
50,000	3.000	10/01/2031	49,052
City of Jacksonville Transportation Refunding RB Series 2015 (Aa3/AA-)
70,000	5.000	10/01/2027	72,322
Florida State Board of Education Florida Public Education Capital Outlay Refunding Bonds 2019 Series C (Aaa/AAA)
50,000	5.000	06/01/2031	56,603
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017A Amt of The City of Orlando Florida (A1/A+)
60,000	5.000	10/01/2027	64,160
JEA Water and Sewer System RB 2017 Series A (Aa2/AA+)
75,000	5.000	10/01/2025	77,795
Miami-Dade County Water and Sewer System Revenue Refunding Bonds Series 2017B (Aa3/AA-)
50,000	5.000	10/01/2032	51,376
Orange County Florida Tourist Development Tax RB Refunding Series 2010 (NR/AA-)
50,000	5.000	10/01/2024	50,810

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Orlando Utilities Commission Utility System RB Series 2018A (Aa2/AA)
$70,000	5.000%	10/01/2032	$ 76,068
Orlando Utilities Commission Utility System Revenue Refunding Bonds Series 2013A (Aa2/AA)
70,000	5.000	10/01/2024	71,711
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds Series 2017A (Aa3/AA-)
60,000	5.000	06/01/2030	64,297
School District of Pasco County Sales Tax RB Series 2013 (A1/NR)
50,000	5.000	10/01/2024	51,038
Seminole County Water and Sewer Refunding RB Series 2015 A (Aa2/AA+)
50,000	4.000	10/01/2030	50,934
State of Florida Full Faith and Credit State Board of Education Public Education Capital Outlay Refunding Bonds 2022 Series B Forward Delivery (Aaa/AAA)
50,000	5.000	06/01/2028	55,312
State of Florida State Board of Education Full Faith and Credit Public Education Capital Outlay Refunding Bonds 2015 Series A (Aaa/AAA)
100,000	5.000	06/01/2026	102,001
Tampa Bay Wtr Fla Util Sys Rev Ref & Impt Rev Bonds 2001 A (Aa1/AA+)
50,000	6.000	10/01/2029	59,469
The School Board of Miami-Dade County Florida Certificates of Participation Series 2015D (Aaa/AAA)
75,000	4.000	02/01/2032	76,717

			1,094,056

Georgia – 0.3%
Forsyth County School District Georgia GO Bonds Series 2020 (Aa2/NR)
50,000	5.000	02/01/2030	57,169

Hawaii – 4.1%
City and County of Honolulu GO Bonds Series C (Aa2/NR)
50,000	4.000	10/01/2033	50,819
City and County of Honolulu GO Bonds Series 2017D Tax Exempt Refunding Bonds (Aa2/NR)
50,000	5.000	09/01/2032	53,943
City and County of Honolulu GO Bonds Series 2018A Tax Exempt (Aa2/NR)
50,000	5.000	09/01/2029	55,209
City and County of Honolulu GO Bonds Series 2021E Honolulu Rail Transit Project (Aa2/NR)
50,000	5.000	03/01/2029	55,884
City and County of Honolulu GO Bonds Series 2022A Tax Exempt Forward Refunding (Aa2/NR)
50,000	5.000	11/01/2027	54,362
City and County of Honolulu GO Tax Exempt Refunding Bonds Series 2017D (Aa2/NR)
50,000	5.000	09/01/2033	53,839

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
City and County of Honolulu Wastewater System RB Junior Series 2015A Refunding Second Bond Resolution (Aa3/NR)
$100,000	5.000%		07/01/2026	$ 103,612
State of Hawaii GO Bonds of 2015 Series ET (Aa2/AA+)
120,000	3.250		10/01/2032	120,417
State of Hawaii GO Bonds of 2017 Series FK (Aa2/AA+)
60,000	5.000		05/01/2024	60,921
State of Hawaii GO Bonds of 2018 Series FT (Aa2/AA+)
50,000	5.000		01/01/2034	54,291
State of Hawaii GO Bonds Series 2017 FK (Aa2/AA+)
50,000	5.000		05/01/2033	53,415
State of Hawaii GO Refunding Bonds of 2017 Series FN (Aa2/AA+)
50,000	5.000		10/01/2029	54,054
State of Hawaii GO Refunding Bonds Series 2017 FN (Aa2/AA+)
50,000	5.000		10/01/2026	53,233

				823,999

Idaho – 0.4%
Idaho Health Facilities Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2015 D (Aa3/AA-)
70,000	5.500		12/01/2026	72,503

Illinois – 2.7%
Illinois Finance Authority RB Rush University Medical Center Obligated Group Series 2015A (A1/A+)
50,000	5.000		11/15/2029	51,562
70,000	5.000		11/15/2034	71,595
Illinois St Go Bonds October 2020 B (A3/A-)
60,000	4.000		10/01/2034	60,378
Regional Transportation Auth Ill Go Bonds 2004A (Aa3/AA)
50,000	5.750		06/01/2029	56,847
Sales Tax Securitization Corp. Sales Tax Securitization Bonds Series 2023A Social Bonds (NR/AA-)
60,000	3.000		01/01/2027	58,097
State of Illinois GO Bonds Series November 2019A (A3/A-)
50,000	5.000		11/01/2026	52,491
State of Illinois GO Bonds Series of April 2014 (A3/A-)
105,000	5.000		04/01/2029	105,917
State of Illinois GO Bonds Series of December 2017B (A3/A-)
75,000	5.000		12/01/2025	77,542

				534,429

Indiana – 0.5%
Indiana Revenues Special Program Carmel Jr Waterworks Project Series 2008 B (A1/AA)
55,000	0.000	(a)	06/01/2031	41,129
The Trustees of Indiana University Indiana University Consolidated RB Series 2015A (Aaa/AAA)
60,000	5.000		06/01/2026	62,129

				103,258

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – 0.8%
Board of Regents State of Iowa Hospital Revenue Refunding Bonds Series S.U.I. 2022C University of Iowa Hospitals and Clinics (Aa2/AA+)
$50,000	5.000%	09/01/2028	$ 54,909
Iowa Finance Authority State Revolving Fund RB Series 2017 Green Bonds (Aaa/AAA)
50,000	5.000	08/01/2027	54,057
50,000	5.000	08/01/2030	54,434

			163,400

Kansas – 0.3%
Johnson County Kansas GO Internal Improvement Bonds Series 2018A (Aaa/AAA)
60,000	5.000	09/01/2024	61,263

Kentucky – 0.6%
Kentucky Municipal Power Agency Power System Revenue Refunding Bonds for Prairie State Project Series 2015A (Baa1/NR)
50,000	5.000	09/01/2025	51,489
Kentucky Municipal Power Agency Power System Revenue Refunding Bonds Prairie State Project Series 2015A (Baa1/NR)
75,000	5.000	09/01/2024	76,256

			127,745

Louisiana – 0.6%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
50,000	5.000	12/01/2025	52,048
City of Shreveport La Water & Sewer RB Junior Lien Series 2018C (Baa2/AA)
60,000	5.000	12/01/2026	63,186

			115,234

Maryland – 1.9%
Montgomery County GO Consolidated Public Improvement Bonds Series 2020 A (Aaa/AAA)
50,000	4.000	08/01/2031	53,768
State of Maryland GO Bonds State and Local Facilities Loan of 2019 First Series Tax Exempt Bonds Bidding Group 1 (Aaa/AAA)
70,000	5.000	03/15/2027	75,244
State of Maryland GO Bonds State and Local Facilities Loan Of 2020 Second Series A Tax Exempt Bonds Bidding Group 2 (Aaa/AAA)
50,000	5.000	08/01/2032	57,461
State of Maryland GO Bonds State and Local Facilities Loan of 2020 Second Series A Tax Exempt Bonds Second Series A Bidding Group 1 Bonds (Aaa/AAA)
50,000	5.000	08/01/2028	55,353
75,000	5.000	08/01/2030	86,264
Washington Suburban Sanitary District Maryland Consolidated Public Improvement Refunding Bonds of 2020 Montgomery and Prince George’s Counties Maryland (Aaa/AAA)
50,000	5.000	06/01/2030	57,350

			385,440

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – 0.8%
Massachusetts Bay Transportation Authority RB Series 2005 A (Aa2/AA+)
$50,000	5.000%	07/01/2025	$ 51,929
Massachusetts Water Pollution Abatement Trust State Revolving Fund Refunding Bonds Series 2014 (Aaa/AAA)
60,000	5.000	08/01/2024	61,213
School Building Authority Senior Dedicated Sales Tax Refunding Bonds Series 2015 C (Aa2/AA+)
50,000	5.000	08/15/2025	52,003

			165,145

Michigan – 1.9%
Birmingham Public Schools Michigan 2013 Refunding Bonds GO – Unlimited Tax (Aa2/AA+)
60,000	3.000	05/01/2034	59,949
Michigan Financial Authority Sparrow Obligated Group Refunding Bonds 2015 (NR/A-)
30,000	5.000	11/15/2031	30,364
Michigan Financial Authority Sparrow Obligated Group Refunding Bonds 2015 (NR/NR)(b)
20,000	5.000	11/15/2031	20,627
Michigan State Building Authority 2013 RB and Refunding Bonds Series 1-A (Aa2-/AA-)
50,000	5.000	10/15/2029	50,385
Michigan State Housing Development Authority Rental Housing RB 2019 Series A-1 Non-Amt (NR/AA+)
75,000	2.875	10/01/2034	67,294
Royal Oak Hospital Finance Authority RB Refunding Bonds for William Beaumont Hospital Obligated Group Series 2014D (Aa3/AA)
75,000	5.000	09/01/2032	75,899
State of Michigan GO Environmental Program and Refunding Bonds Series 2017A Tax Exempt (Aa1/AA)
75,000	5.000	05/01/2026	79,207

			383,725

Minnesota – 0.4%
State of Minnesota GO State Various Purpose Bonds Series 2018A (Aaa/AAA)
80,000	5.000	08/01/2031	89,056

Mississippi – 0.6%

Mississippi Development Bank Special Obligation Bonds Series 2015A Jackson Public School District GO Refunding Bond Project Series 2015B Jackson Public School District Limited Tax Refunding Note Project (NR/A+)

60,000	5.000	04/01/2026	62,472
State of Mississippi Tax Exempt GO Bonds Series 2015A (Aa2/AA)
50,000	4.000	10/01/2033	50,931

			113,403

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – 2.4%
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB SSM Health Care Series 2014A (NR/A+)
$120,000	5.000%	06/01/2030	$ 121,432
Jackson County Special Obligation Refunding Bonds for Harry S. Truman Sports Complex Project Series 2014 (Aa3/NR)
50,000	5.000	12/01/2024	51,003
Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds for Plum Point Project Series 2014A (A3/A-)
50,000	5.000	01/01/2026	51,136
Missouri Joint Municipal Electric Utility Commission Power Project RB Refunding Bonds for Prarie State Project Series 2015A (A2/NR)
50,000	5.000	12/01/2030	51,208
The School District of Springfield R-XII Springfield Missouri GO School Refunding Bonds 2017 Missouri Direct Deposit Program (NR/AA+)
200,000	4.000	03/01/2029	208,780

			483,559

Montana – 0.4%
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-Amt (NR/A-)(c)
90,000	3.900	03/01/2031	86,482

Nebraska – 0.6%
The University of Nebraska Facilities Corp. Facilities Bonds Series 2018 (Aa1/AA)
60,000	5.000	07/15/2026	63,585
The University of Nebraska Facilities Corporation Facilities Bonds Series 2018 (Aa1/AA)
50,000	5.000	07/15/2025	51,948

			115,533

Nevada – 1.8%
Clark County Nevada GO Limited Tax Detention Center Bonds Additionally Secured By Pledged Revenues Series 2019 (Aa1/AA+)
80,000	5.000	06/01/2025	82,838
50,000	5.000	06/01/2031	55,955
Clark County School District GO Limited Tax Building and Refunding Bonds Series 2017C (A1/A+)
50,000	5.000	06/15/2026	52,542
50,000	5.000	06/15/2027	53,444
50,000	5.000	06/15/2029	53,907
Clark County School District Nevada GO Limited Tax School Bonds Additionally Secured By Pledged Revenues Series 2015D (A1/A+)
65,000	4.000	06/15/2032	65,627

			364,313

New Hampshire – 0.3%
New Hampshire Municipal Bond Bank Series 2022 C (NR/AA+)
50,000	5.000	08/15/2024	51,041

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – 2.8%
Higher Education Student Assistance Authority Senior Student Loan Revenue Refunding Bonds Series 2018B (NR/AA)
$50,000	5.000%		12/01/2027	$ 52,202
New Jersey Economic Development Authority School Facilities Construction Bonds Series 2015 WW (A2/A-)
50,000	4.625		06/15/2032	51,480
New Jersey Health Care Facilities Financing Authority RB Valley Health System Obligated Group Series 2019 (NR/A)
50,000	5.000		07/01/2032	54,780
New Jersey State Transportation Authority System Bonds Series 2006C (A1/AA)
60,000	0.000	(a)	12/15/2029	47,606
New Jersey State Transportation Authority System Bonds Series 2006C (A2/A-)
65,000	0.000	(a)	12/15/2028	53,714
New Jersey Transportation Trust Fund Authority Bonds Series 2006 C (A2/A-)
60,000	0.000	(a)	12/15/2025	54,752
New Jersey Transportation Trust Fund Authority Bonds Series 2006 C (A2/A-)
80,000	0.000	(a)	12/15/2027	68,325
New Jersey Transportation Trust Fund Authority Capital Appreciation Bonds Series 2010 A (A2/A-)
50,000	0.000	(a)	12/15/2034	32,029
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)
50,000	0.000	(a)	12/15/2031	36,211
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
50,000	5.000		12/15/2025	51,900
New Jersey Transportation Trust Fund Authority Transportation System Bonds Series 2009A (A2/A-)
80,000	0.000	(a)	12/15/2033	53,480

				556,479

New Mexico – 1.1%
Albuquerque Bernalillo County Water Utility Authority Senior Lien Joint Water and Sewer System Refunding and Improvement RB (Aa2/AA+)
70,000	5.000		07/01/2025	72,614
New Mexico Capital Projects GO Bonds Series 2015 (Aa2/AA)
50,000	5.000		03/01/2025	51,582
New Mexico Hospital Equipment Loan Council Hospital System RB Presbyterian Healthcare Services Series 2015A (Aa3/AA)
100,000	5.000		08/01/2031	103,332

				227,528

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – 15.6%
Dormitory Authority of The State of New York New York State Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
$50,000	5.000%	03/15/2031	$ 57,032
50,000	5.000	03/15/2032	56,921
50,000	5.000	03/15/2033	56,842
90,000	4.000	03/15/2034	95,061
Dormitory Authority of The State of New York New York University RB Series 2015A (Aa2/AA-)
100,000	2.800	07/01/2027	99,221
Dormitory Authority of The State of New York School Districts RB Financing Program RB Series 2017B (Aa3/AA)
50,000	5.000	10/01/2028	54,371
70,000	5.000	10/01/2032	76,157
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2014C Tax Exempt Group B (Aa1/AA+)
60,000	5.000	03/15/2027	60,827
Dormitory Authority of The State of New York State Sales Tax RB Series 2018A (Aa1/AA+)
50,000	5.000	03/15/2028	54,675
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022 Series A Green Bonds (Aa2/AA-)
60,000	5.000	02/15/2032	70,747
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal Green Bonds Series 2022 A (Aa2/AA-)
50,000	4.000	02/15/2038	50,477
Long Island Power Authority Electric System RB Series C (A2/AA)
50,000	5.250	09/01/2029	56,138
Metropolitan Transportation Authority RB Series 2014B (A3/BBB+)
50,000	5.000	11/15/2027	50,800
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
50,000	5.000	11/15/2029	53,474
50,000	5.000	11/15/2033	54,162
Metropolitan Transportation Authority Revenue Refunding Bonds Series 2015C (A3/BBB+)
50,000	5.250	11/15/2029	51,631
Metropolitan Transportation Authority Revenue Refunding for Climate Bond Certified Series 2017B (A3/BBB+)
50,000	5.000	11/15/2027	52,623
Metropolitan Transportation Authority Revenue Refunding for Climate Bond Certified Series 2017C-1 (A3/BBB+)
50,000	5.000	11/15/2025	51,415
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A3/BBB+)
50,000	5.000	11/15/2027	52,623
55,000	5.000	11/15/2034	58,080
Monroe County Industrial Development Corp. Tax Exempt RB The Rochester General Hospital Project Series 2013 Series 2013B (NR/BBB+)
70,000	3.600	12/01/2032	65,370

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City GO Bonds Fiscal 2019 Series A (Aa2/AA)
$50,000	5.000%		08/01/2025	$ 51,835
New York City Housing Development Corp. Multi-Family Housing RB 2017 Series G-1 Sustainable Neighborhood Bonds (Aa2/AA+)
75,000	3.450		11/01/2037	68,573
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution RB Fiscal Series 2015 FF (Aa1/AA+)
50,000	5.000		06/15/2032	51,603
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (Aa2/AA)
50,000	5.000		07/15/2029	51,390
New York City Transitional Finance Authority Building Aid RB Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds (Aa2/AA)
80,000	5.000		07/15/2030	91,724
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
50,000	5.000		02/01/2030	56,420
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
50,000	5.000		05/01/2030	56,656
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2014 (Aa1/AAA)
70,000	5.000		11/01/2028	70,866
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2019 Series A Subseries A-1 (Aa1/AAA)
50,000	5.000		08/01/2034	54,746
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax Exempt Bonds (Aa1/AAA)
50,000	5.000		11/01/2034	56,806
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax Exempt Bonds (Aa1/AAA)
50,000	5.000		11/01/2027	54,232
50,000	5.000		11/01/2028	55,216
65,000	5.000		11/01/2034	74,901
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax Exempt (Aa1/AAA)
50,000	5.000		02/01/2035	57,601
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2016 Series C (Aa1/AAA)
60,000	5.000		11/01/2027	62,630
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
50,000	5.000		11/15/2032	51,559
50,000	3.500		11/15/2034	48,403
New York State Dormitory Authority RB for Memorial Sloan-Kettering Cancer Center (NR/NR)
55,000	0.000	(a)	07/01/2026	49,840
90,000	0.000	(a)	07/01/2027	79,211

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revolving Funds RB New York City Municipal Water Finance Authority Projects – Second Resolution Bonds Series 2017 E Subordinated SRF Bonds (Aaa/AAA)

$60,000	5.000%	06/15/2030	$ 64,928
Sales Tax Asset Receivable Corp. Sales Tax Asset RB Fiscal 2015 Series A (NR/AA+)
65,000	5.000	10/15/2026	66,538
60,000	5.000	10/15/2028	61,420
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-1 (Aa2/AA)
70,000	5.000	03/01/2025	70,960
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
50,000	5.000	08/01/2025	51,835
50,000	5.000	08/01/2026	52,895
50,000	5.000	08/01/2031	54,089
The City of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
70,000	5.000	08/01/2030	79,197
50,000	5.000	08/01/2034	56,605
The City of New York GO Bonds Fiscal 2019 Series A (Aa2/AA)
70,000	5.000	08/01/2026	74,053
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Green Bonds Series 2023A Climate Bond Certified (NR/AA+)
50,000	5.000	11/15/2029	56,821

			3,112,200

North Carolina – 1.0%
County of Wake Limited Obligation Bonds Series 2021 (Aa1/AA+)
50,000	4.000	03/01/2034	53,295
County of Wake North Carolina GO Public Improvement Bonds Series 2014 (Aaa/AAA)
60,000	5.000	09/01/2024	61,315
North Carolina Medical Care Commission Health Care Facilities RB Vidant Health Series 2015 (A2/A+)
90,000	4.000	06/01/2034	90,567

			205,177

North Dakota – 0.8%
North Dakota Public Finance Authority Revolving Fund Program Bonds Series 2022A (Aaa/AAA)
70,000	5.000	10/01/2031	81,468
State of North Dakota North Dakota Housing Finance Agency Housing Finance Program Bonds Home Mortgage Finance Program 2021 Series B Nonamt Social Bonds (Aa1/NR)
100,000	2.300	07/01/2036	81,359

			162,827

Ohio – 3.1%
American Municipal Power Inc. Prarie State Energy Campus Project RB Refunding Series 2019C (A1/A)
50,000	5.000	02/15/2033	55,353

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
City of Columbus Ohio Various Purpose Limited Tax Bonds Series 2015A (Aaa/AAA)
$80,000	5.000%	07/01/2025	$ 83,004
City of Columbus Sewerage System RB Refunding Series 2015 (Aa1/AA)
50,000	5.000	06/01/2030	52,637
Cuyahoga County Certificates of Participation for Convention Hotel Project Series 2014 (A1/AA-)
35,000	5.000	12/01/2028	35,356
Hamilton County Ohio Sewer System Refunding RB 2014 Series A The Metropolitan Sewer District of Greater Cincinnati (Aa2/AA+)
80,000	5.000	12/01/2027	81,970
Ohio Water Development Authority State of Ohio Water Pollution Control Loan Fund RB Series 2020B (Aaa/AAA)
50,000	5.250	12/01/2035	57,505
85,000	4.000	12/01/2037	86,620
State of Ohio Higher Education GO Bonds Series 2015C (Aa1/AA+)
50,000	5.000	11/01/2027	51,726
State of Ohio Infrastructure Improvement GO Refunding Bonds Series 2015C (Aa1/AA+)
50,000	5.000	09/01/2026	53,141
State of Ohio Higher Education GO Refunding Bonds Series 2017C (Aa1/AA+)
50,000	5.000	08/01/2027	54,179

			611,491

Oklahoma – 0.3%
Grand River Dam Authority RB Series 2014A (A1/AA-)
50,000	3.375	06/01/2034	49,678

Oregon – 1.4%
City of Portland Oregon Second Lien Sewer System RB 2020 Series A (Aa2/AA)
60,000	5.000	03/01/2027	64,441
Hillsboro School District No. 1J Washington Yamhill and Multnomah Counties Oregon GO Bonds Series 2017 (Aa1/NR)
60,000	5.000	06/15/2025	62,140
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
60,000	5.000	08/15/2026	62,757
State of Oregon Housing and Community Services Department Mortgage RB Single-Family Mortgage Program 2017 Series D Non-Amt (Aa2/NR)
85,000	3.150	07/01/2032	82,693

			272,031

Pennsylvania – 2.7%
Commonwealth Financing Authority Tax Exempt RB Series 2015 A (A1/A)
70,000	5.000	06/01/2033	71,637
Commonwealth of Pennsylvania GO Bonds First Series of 2018 (Aa3/A+)
50,000	5.000	03/01/2025	51,565

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth of Pennsylvania GO Bonds: First Series of 2016 and First Refunding Series of 2016 (Aa3/A+)
$100,000	5.000%	09/15/2026	$ 106,080
Department of Water and Power of the City of Los Angeles RB Series 2018 D (Aa2/AA-)
50,000	3.250	07/01/2032	48,729
Philadelphia Authority For Industrial Development City Agreement Revenue Refunding Bonds Cultural and Commercial Corridors Program Series A (A1/A)
85,000	5.000	12/01/2031	87,392
Port Authority of Allegheny County Pennsylvania Special Revenue Transportation Bonds Refunding Series of 2020 (Aa3/AA-)
50,000	5.000	03/01/2029	55,268
Sports and Exhibition Authority of Pittsburgh and Allegheny County Allegheny County Pennsylvania Hotel Room Excise Tax RB Refunding Series A of 2022 (A2/AA)
50,000	5.000	02/01/2031	56,621
60,000	5.000	02/01/2032	68,563

			545,855

South Carolina – 0.5%
Scago Educational Facilities Corp. For Pickens School District Installment Purchase Refunding RB School District of Pickens County Project Series 2015 (A1/A)
90,000	5.000	12/01/2027	92,631

Tennessee – 1.7%
State of Tennessee GO Bonds Series 2015 A (Aaa/AAA)
50,000	5.000	08/01/2032	51,984
Tennessee State School Bond Authority Higher Educational Facilities Second Program Bonds 2017 Refunding Series B (Aa1/AA+)
50,000	5.000	11/01/2027	54,470
Tennessee State School Bond Authority Higher Educational Facilities Second Program Bonds 2017 Series A (Aa1/AA+)
50,000	5.000	11/01/2033	54,312
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County Tennessee RB Vanderbilt University Medical Center Series 2021A (NR/A)
50,000	5.000	07/01/2031	54,751
The Metropolitan Government of Nashville and Davidson County GO Improvement Bonds Series 2015C (Aa2/AA)
50,000	5.000	07/01/2027	51,833
The Metropolitan Government of Nashville and Davidson County GO Improvement Bonds Series 2021C (Aa2/AA)
80,000	3.000	01/01/2034	75,980

			343,330

Texas – 10.9%
Austin Independent School District A Political Subdivision of The State of Texas Located In Travis County Texas Unlimited Tax School Building Bonds Series 2023 Non-PSF (Aaa/NR)
90,000	5.000	08/01/2028	99,224

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Austin Tex Pub Impt Refunding Bonds 2020 (NR/AAA)
$50,000	5.000%	09/01/2029	$ 56,239
Austin Tex Water & Wastewater Sys Rev Ref Bonds 2014 (Aa2/AA)
80,000	5.000	11/15/2028	81,186
Bexar County Texas Flood Control Tax Refunding Bonds Series 2014 (Aaa/AAA)
80,000	4.000	06/15/2033	80,517
Board of Regents of The Texas A&M University System Revenue Financing System Bonds Series 2017E (Aaa/AAA)
50,000	5.000	05/15/2028	53,707
Board of Regents of The University of Houston System Consolidated Revenue and Refunding Bonds Series 2022A (Aa2/AA)
60,000	5.000	02/15/2031	69,138
Board of Regents of The University of Texas System Revenue Financing System Refunding Bonds Series 2019A (Aaa/AAA)
50,000	5.000	08/15/2032	56,024
City of Austin Travis, Williamson and Hays Counties Electric Utility System RB Refunding Bonds Series 2015A (Aa3/AA-)
50,000	5.000	11/15/2025	52,161
City of Dallas Texas GO Refunding Bonds Series 2019B (NR/AA-)
75,000	5.000	02/15/2026	78,533
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2017B (Aa2/NR)
80,000	5.000	11/15/2025	83,419
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2018D (Aa2/NR)
70,000	5.000	11/15/2032	77,036
City of Waco Texas McLennan County GO Refunding Bonds Series 2015 (Aa1/AA+)
90,000	5.000	02/01/2026	90,922
Collin County Community College District Texas Limited Tax Bonds Series 2018 (Aaa/AAA)
75,000	4.000	08/15/2031	77,278
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds Series 2014A (Aa2/AA+)
65,000	5.000	12/01/2027	66,572
Harris County Cultural Education Facilities Finance Corporation Hospital RB for Memorial Hermann Health System Series 2019A (A1/A+)
50,000	5.000	12/01/2027	53,607
Harris County Flood Control District Improvement Refunding Bonds Series 2015A (Aaa/AAA)
70,000	5.000	10/01/2027	72,593
Harris County Permanent Improvement Refunding Bonds Series 2022A (Aaa/NR)
50,000	5.000	10/01/2026	53,070
Harris County Texas Tax and Subordinate Lien Revenue Refunding Bonds Series 2022A (Aaa/NR)
50,000	5.000	08/15/2027	54,018
60,000	5.000	08/15/2032	70,188

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Hurst-Euless-Bedford Independent School District Unlimited Tax Refunding Bonds Series 2017A Non PSF (NR/AA+)
$60,000	5.000%		08/15/2027	$ 64,724
60,000	5.000		08/15/2028	64,905
Midland Refunding Bonds City of Midland Project Series 2012 Revenue Notes City of Midland Project Series 2012A (Aa3/AA-)
115,000	0.000	(a)	09/15/2027	74,616
North Texas Municipal Water District Water System RB Refunding Bonds Series 2021A (Aa1/AAA)
50,000	4.000		09/01/2030	53,637
50,000	3.000		09/01/2032	47,901
North Texas Municipal Water District Water System Revenue Refunding and Improvement Bonds Series 2015 (Aa1/AAA)
60,000	5.000		09/01/2028	62,155
Northwest Independent School District Unlimited Tax Refunding Bonds Series 2015 (AAA/NR)
50,000	5.000		02/15/2028	51,390
Tarrant Regional Water District Revenue Refunding Bonds Series 2015 (NR/AAA)
80,000	5.000		03/01/2029	82,642
Texas Water Development Board State Revolving Fund RB New Series 2022 (NR/AAA)
65,000	5.000		08/01/2032	75,942
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2015A (NR/AAA)
50,000	5.000		10/15/2029	51,970
50,000	5.000		10/15/2030	51,912
50,000	4.000		10/15/2032	50,582
Trinity River Authority of Texas Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2018 (NR/AAA)
50,000	5.000		08/01/2033	54,793
Trinity River Authority Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2017b (NR/AAA)
50,000	5.000		08/01/2030	53,700

				2,166,301

Utah – 1.1%
State Board of Regents of The State of Utah University of Utah General Revenue Series 2017A (Aa1/AA+)
50,000	5.000		08/01/2031	53,804
Utah Board of Higher Education University of Utah General RB Series 2022B Green Bonds (Aa1/AA+)
50,000	5.000		08/01/2030	57,369
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series 2006 C (Aa2/AA+)
50,000	5.250		06/15/2032	58,307
Utah Transit Authority Subordinate Sales Tax RB Refunding Series 2015A Series 2015A (Aa3/AA)
50,000	5.000		06/15/2029	51,747

				221,227

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – 3.2%
Fairfax County Economic Development Authority Virginia Fairfax County Facilities Revenue and Refunding Bonds Series 2014 A County Facilities Projects (Aa1/SS+)
$100,000	5.000%	10/01/2030	$ 102,103
Fairfax County Public Improvement Bonds Series 2022A (Aaa/AAA)
120,000	4.000	10/01/2025	122,561
Fairfax County Virginia Public Improvement Bonds Series 2023A (Aaa/AAA)
50,000	4.000	10/01/2031	54,497
90,000	4.000	10/01/2034	97,063
Upper Occoquan Sewage Authority Regional Sewerage System RB Refunding Series 2014 (Aa1/AAA)
50,000	4.000	07/01/2031	50,898
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds 21St Century College and Equipment Programs Series 2017E (Aa1/AA+)
50,000	5.000	02/01/2029	54,443
Virginia College Building Authority Virginia Educational Facilities Revenue Refunding Bonds Public Higher Education Financing Program Series 2016A (Aa1/AA+)
55,000	3.000	09/01/2026	54,236
Virginia Educational Facilities RB Refunding for Public Higher Education Financing Program Series 2016A (Aa1/AA+)
50,000	5.000	09/01/2028	52,934
Virginia Port Authority Port Facilities RB Refunding Series 2015A (NR/NR)
50,000	5.000	07/01/2033	51,643

			640,378

Washington – 3.7%
Federal Way School District No. 210 Washington Unlimited Tax GO and Refunding Bonds 2019 Washington State School Credit Enhancement Program (Aaa/NR)
75,000	3.000	12/01/2033	72,131
King County Washington Sewer Revenue Refunding Bonds 2014 Series B (Aa1/AA+)
130,000	5.000	07/01/2028	132,301
Northshore School District No. 417 King and Snohomish Counties Unlimited Tax GO Bonds Series 2014 (Aaa/AA+)
50,000	4.000	12/01/2033	50,230
State of Washington Various Purpose GO Bonds Series 2015B (Aaa/AA+)
90,000	5.000	02/01/2026	92,549
State of Washington Various Purpose GO Bonds Series 2016A-1 (Aaa/AA+)
50,000	5.000	08/01/2030	52,059
State of Washington Various Purpose GO Bonds Series 2023B (Aaa/AA+)
60,000	5.000	02/01/2027	64,328
State of Washington Various Purpose GO Bonds Series 2019A (Aaa/AA+)
50,000	5.000	08/01/2032	55,139

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
$65,000	5.000%	08/01/2034	$ 71,530
State of Washington Various Purpose GO Refunding Bonds Series R-2018D (Aaa/AA+)
50,000	5.000	08/01/2031	53,914
University of Washington General Revenue and Refunding Bonds 2015C (Aaa/AA+)
90,000	4.000	12/01/2028	91,352

			735,533

Wisconsin – 1.0%
Public Finance Authority Lease Development RB for Ku Campus Development Corp. Central District Development Project Series 2016 (Aa2/NR)
50,000	5.000	03/01/2030	52,025
State of Wisconsin GO Refunding Bonds Series 2016 (NR/NR)(b)
50,000	5.000	11/01/2030	52,805
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds Series 2015 Prohealth Care Inc. Obligated Group (A1/A+)
105,000	3.150	08/15/2027	101,359

			206,189

TOTAL MUNICIPAL BONDS (Cost $19,696,495)			$19,630,448

Shares	Dividend Rate		Value

Investment Company – 0.2%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
36,106	5.003%		$ 36,106
(Cost $36,106)

TOTAL INVESTMENTS – 98.6% (Cost $19,732,601)			$19,666,554

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			279,321

NET ASSETS – 100.0%			$19,945,875

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Variable Rate Demand Instruments - rate shown is that which is in effect on May 31, 2023. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
AMT	— Alternative Minimum Tax (subject to)
GO	— General Obligation
MTA	— Metropolitan Transportation Authority
NR	— Not Rated
RB	— Revenue Bond

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2023:

COMMUNITY MUNICIPAL BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$19,630,448	$—
Money Market Fund	36,106	—	—

Total	$36,106	$19,630,448	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Fund’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Risk — The Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.